Condensed Statement Of Cash Flows - USD ($)	1 Months Ended	4 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Cash Flows from Operating Activities
Net loss	$ (5,000)	$ (59,514)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(15,961)
Unrealized loss on securities held in Trust Account		14,209
Changes in operating assets and liabilities:
Prepaid expenses		(368,756)
Accrued expenses		15,000
Net cash used in operating activities	(5,000)	(415,022)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(200,000,000)
Net cash used in investing activities		(200,000,000)
Cash Flows from Financing Activities
Proceeds from sale of Units, net of underwriting discounts paid		196,000,000
Proceeds from sale of Private Placement Warrants		6,000,000
Proceeds from promissory note - related party	35,000	126,005
Repayment of promissory note-related party		(126,005)
Payment of offering costs	(30,000)	(487,531)
Net cash provided by financing activities	5,000	201,512,469
Net Change in Cash		1,097,447
Cash - Beginning
Cash - Ending		1,097,447
Non-cash investing and financing activities:
Initial classification of ordinary shares subject to possible redemption		189,422,360
Change in value of ordinary shares subject to possible redemption		(54,511)
Deferred underwriting fee payable		7,000,000
Deferred offering costs paid directly by Sponsor from proceeds from issuance of ordinary shares	25,000	25,000
Offering costs included in accrued offering costs	$ 5,000	$ 85,100